UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  September 30, 2012

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
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Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Jeffrey Hwang
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?







Title:
Chief Operating Officer
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Phone:
212-328-7140
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Signature, Place and Date of Signing:



















?Jeffrey Hwang
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?New York, NY
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?

11/14/2012


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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61








Form 13F Information Table Value Total:
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       $241,814





(thousands)
List of Other Included Managers:










NONE








































FORM 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8















VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE
AOL INC
COM
00184X105
631.99097
17939
SH



X


AQUA AMERICA INC
COM
03836W103
602.50984
24334
SH



X


ARCHER DANIELS MIDLAND CO
COM
039483102
381.00924
14018
SH



X


ARMOUR RESIDENTIAL REIT INC
*W EXP 11/07/2012
42315119
23.18715
681975
SH



X


ATMOS ENERGY CORP
COM
049560105
326.11848
9112
SH



X


AVON PRODS INC
COM
054303102
495.3751
31058
SH



X


BEMIS INC
COM
081437105
282.72648
8984
SH



X


CALLAWAY GOLF CO
COM
131193104
92.1
15000
SH



X


CARDINAL HEALTH INC
COM
14149Y108
505.94751
12983
SH



X


CARLISLE COS INC
COM
142339100
289.40208
5574
SH



X


CLARCOR INC
COM
179895107
240.46644
5388
SH



X


CLOROX CO DEL
COM
189054109
431.8677
5994
SH



X


COCA COLA CO
COM
191216100
384.68606
10142
SH



X


COMMERCE BANCSHARES INC
COM
200525103
322.07538
7986
SH



X


CONSOLIDATED EDISON INC
COM
209115104
601.83461
10049
SH



X


COSI INC
COM
22122P101
132.84964
172532
SH



X


DHT HOLDINGS INC
SHS NEW
Y2065G121
114.9336
18360
SH



X


DIRECTV
COM
25490A309
786.6
15000
SH



X


DNP SELECT INCOME FD
COM
23325P104
1019.39582
103387
SH



X


DOLLAR GEN CORP NEW
COM
256677105
773.1
15000
SH



X


ECOLAB INC
COM
278865100
262.61012
4052
SH



X


FAMILY DLR STORES INC
COM
307000109
255.6528
3856
SH



X


FEDERAL REALTY INVT TR
SH BEN INT NEW
313747206
493.2252
4684
SH



X


FORD MTR CO DEL
*W EXP 01/01/201
345370134
1312.85448
1274616
SH



X


FRIENDFINDER NETWORKS INC
COM IPO
358453306
901.4348
1048180
SH



X


GENERAL DYNAMICS CORP
COM
369550108
206.9556
3130
SH



X


GENERAL MLS INC
COM
370334104
797
20000
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V118
61863.47726
4489367
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V126
3923.5
475000
SH



X


GEORGIA GULF CORP
COM PAR$0.01 NEW
373200302
36220
1000000
SH



X


GILEAD SCIENCES INC
NOTE 0.625% 5/0
375558AH6
23671.05078
13600000
PRN



X


GLOBAL EAGLE ACQUISITION COR
*W EXP 05/13/201
37951D110
77.5
250000
SH



X


HCP INC
COM
40414L109
427.18592
9604
SH



X


HEALTH CARE REIT INC
COM
42217K106
299.84382
5193
SH



X


HELIOS TOTAL RETURN FD INC
COM NEW
42327V208
476.903
19300
SH



X


HOME DEPOT INC
COM
437076102
767.66492
12716
SH



X


HORMEL FOODS CORP
COM
440452100
264.56352
9048
SH



X


ISHARES INC
MSCI CDA INDEX
464286509
511.3955
17950
SH



X


JOHNSON & JOHNSON
COM
478160104
220.37418
3198
SH



X


KIMBERLY CLARK CORP
COM
494368103
221.14084
2578
SH



X


MARRIOTT INTL INC NEW
CL A
571903202
1564
40000
SH



X


MARRIOTT INTL INC NEW
CALL
571903902
3910
1000
SH
CALL


X


MARRIOTT INTL INC NEW
PUT
571903952
3910
1000
SH
PUT


X


MCDONALDS CORP
COM
580135101
395.8095
4314
SH



X


MERCURY GENL CORP NEW
COM
589400100
251.5342
6508
SH



X


NATIONAL RETAIL PPTYS INC
COM
637417106
208.681
6842
SH



X


NAVIOS MARITIME ACQUIS CORP
SHS
Y62159101
3.858
25720
SH



X


PARKERVISION INC
COM
701354102
13894.30685
5912471
SH



X


PEPSICO INC
COM
713448108
308.69874
4362
SH



X


QUESTAR CORP
COM
748356102
560.66074
27578
SH



X


ROPER INDS INC NEW
FRNT 1/1
0776696AA4
4921.104582
3595000
PRN



X


SANOFI
RIGHT 12/31/2020
80105N113
84
50000
SH



X


SCG FINL ACQUISITION CORP
COM
78404K103
1415.7216
144000
SH



X


SIX FLAGS ENTMT CORP NEW
COM
83001A102
779.394
13255
SH



X


SONOCO PRODS CO
COM
835495102
268.00152
8648
SH



X


SPDR S&P 500 ETF TR
TR UNIT
78462F103
804.93627
5591
SH



X


SUNOCO INC
COM
86764P109
46830
1000000
SH



X


TELEPHONE & DATA SYS INC
COM NEW
879433829
236.53396
9236
SH



X


UNILEVER PLC
SPON ADR NEW
904767704
10181.9586
278805
SH



X


WAL-MART STORES INC
COM
931142103
1008.6984
13668
SH



X


YUM BRANDS INC
PUT
988498951
6634
1000
SH
PUT


X


ZIONS BANCORPORATION
*W EXP 05/22/202
989701115
2029.5576
563766
SH



X